Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by nature
5.6 Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2023	2022	2021
Consulting and other purchased services		80,988	141,631	169,158
Cost of services and change in inventory		11,417	190,086	105,648
Employee benefit expense other than share-based compensation	5.7	72,997	56,393	85,334
Share-based compensation expense	5.7	6,276	(5,215)	14,678
Raw materials and consumables used		14,113	12,723	14,676
Depreciation and amortization and impairment	5.12/13/14	16,853	44,285	14,281
Building and energy costs		13,088	14,696	10,960
Supply, office and IT costs		11,663	11,739	7,409
License fees and royalties		5,492	6,830	4,865
Advertising costs		13,361	7,343	2,176
Warehousing and distribution costs		3,939	1,898	1,419
Travel and transportation costs		2,700	2,208	538
Other expenses		4,432	2,329	1,309
OPERATING EXPENSES		257,320	486,945	432,452

The €229.6 million decrease in operating expenses from €486.9 million in the year ended December 31, 2022 to €257.3 million in the year ended December 31, 2023 primarily resulted from one-off expenses recorded in 2022 which were related to the suspended COVID-19 program. These expenses included the write-down of COVID-19 vaccine inventory of €159.4 million (presented under “cost of services and change in inventory”) as well as impairment charges of fixed assets.
Expenses for “consulting and other purchased services” reduced substantially in the year ended December 31, 2023, as the comparison period of 2022 included considerable expenses for VLA2001 related to research and development and external manufacturing costs.
Expenses for “cost of services and change in inventory” strongly decreased as in the year ended December 31, 2022 effects from the significant changes to the ordered volumes and the expected future demand for VLA2001, in particular a write-down of inventory of €159.4 million, were recorded.
The expense position “depreciation and amortization and impairment” contains a reversal of a fixed asset impairment in the amount of €1.9 million related to production equipment in the year ended December 31, 2023, whereas 2022 included one-off charges of €14.8 million for the impairment of VLA2001 related fixed assets including idle manufacturing equipment, leasehold improvements and Right of Use assets.
“Employee benefit expenses other than share-based compensation” increased in the year ended December 31, 2023 compared to December 31, 2022 because of a €23.2 million release of the employer contribution provision and therefore an income to the social security contributions in 2022. In the same year “Share-based compensation expense” showed an income due to share-based payment program valuations resulting from the reduction in the share price.
Principal Accountant Fees and Services

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2023	%	2022	%	2021	%	2023	%	2022	%	2021	%
Audit fees	2,076	98%	1,891	99%	1,122	91%	1,902	99%	1,678	99%	1,113	93%
provided by the statutory auditor	1,539	73%	1,386	72%	937	76%	1,622	84%	1,376	81%	939	78%
provided by the statutory auditor's network	537	25%	505	26%	185	15%	280	15%	302	18%	174	15%
Audit-related Fees	—	—%	—	—%	90	7%	—	—%	13	1%	85	7%
provided by the statutory auditor	—	—%	—	—%	85	7%	—	—%	13	1%	85	7%
provided by the statutory auditor's network	—	—%	—	—%	5	—%	—	—%	—	—%	—	—%
Tax fees	40	2%	25	1%	25	2%	—	—%	—	—%	—	—%
provided by the statutory auditor's network	40	2%	25	1%	25	2%	—	—%	—	—%	—	—%
All Other Fees	—	—%	—	—%	—	—%	19	1%	—	—%	—	—%
Total	2,116	100%	1,916	100%	1,238	100%	1,921	100%	1,691	100%	1,199	100%
Audit-related fees comprised mainly the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit and are not reported under Audit Fees.